Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of Cost of Sales	Cost of sales

	SA Rand
Figures in million	2023	2022	2021
Production costs (a)	34 866	33 099	29 774
Amortisation and depreciation of mining assets (b)	3 355	3 622	3 777
Amortisation and depreciation of assets other than mining assets	99	61	98
Rehabilitation expenditure (c)	32	136	135
Care and maintenance costs of restructured shafts (d)	227	273	144
Employment termination and restructuring costs (e)	597	218	332
Share-based payments (f)	51	143	114
Impairment of assets (g)	—	4 433	1 124
Toll treatment costs (h)	323	—	—
Other	(15)	(58)	(9)
Total cost of sales	39 535	41 927	35 489

(a)    Production costs include mine production, transport and refinery costs, applicable general administrative costs, movement in inventories and ore stockpiles, ongoing environmental rehabilitation costs and transfers for stripping activities. Employee termination costs are included, except for employee termination costs associated with major restructuring and shaft closures, which are separately disclosed.

Production costs increased by R1 767 million (5% year on year) during 2023. These costs increased mainly due to inflationary pressures on costs including labour, electricity and consumables costs. The royalty tax increased due to a higher rate being applied due to higher profits, as well as the increased revenue base to which it is applied. The increase in production costs was offset by the closure of Bambanani at the end of June 2022 as well as an increase of R408 million in the capitalised stripping credit at Hidden Valley.

Production costs increased by R3 325 million (11% year on year) during the 2022 year. These costs increased mainly due to the inclusion of the Mponeng operations and related assets for a full financial year, and inflationary pressures on costs including labour, electricity and consumables. This was partially offset by a reduction in the royalty expense due to lower profits which impacted the rates at which the royalties are calculated.

Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2023	2022	2021
Labour costs, including contractors	19 760	19 350	17 585
Consumables	9 982	8 581	7 218
Water and electricity	6 342	6 009	5 138
Insurance[1]	551	230	208
Transportation[1]	281	185	177
Change in inventory	(11)	21	69
Capitalisation of mine development costs	(2 349)	(2 576)	(2 117)
Stripping activities	(1 514)	(1 096)	(1 047)
Royalty expense	652	360	637
Other	1 172	2 035	1 906
Total production costs	34 866	33 099	29 774
[1] Line item has been disaggregated from the Other line item and shown as a separate line item for the current year, based on the materiality thereof. The 2022 and 2021 amounts were amended accordingly.

(b)    The decrease for the 2023 year is predominantly due to impairment of assets recognised in the 2022 year which reduced the carrying value of mining assets of certain operations (refer to (g) below), resulting in lower depreciation for the 2023 year. Additionally, the closure of Bambanani in June 2022 resulted in no depreciation in 2023 compared to R84 million in 2022.

The decrease for the 2022 year is predominantly as a result of the operational challenges experienced at the Hidden Valley operation, which resulted in lower production and therefore a decrease in depreciation year on year of R651 million. This was partially offset by increased depreciation at the other operations. Notably, Mine Waste Solutions had a year-on-year increase of R227 million, primarily due to new assets being brought into use. Mponeng also recorded an increase, due to the consolidation for the full year for 2022 compared to nine months for 2021, amounting to R54 million. With the closure of Bambanani earlier than initially planned, additional depreciation of R56 million was recorded due to the shortened life of the operation.
6    Cost of sales continued
(c)    For the assumptions used to calculate the rehabilitation costs, refer to note 26. This expense includes the change in estimate for the rehabilitation provision where an asset no longer exists as well as costs related to the rehabilitation process. For 2023, R90 million (2022: R65 million) (2021: R15 million) was spent on rehabilitation in South Africa. Refer to note 26.

(d)    The increase in the 2022 year is mainly due to the Vaal River surface operations and Kopanang gold plant being placed on care and maintenance at the end of the 2021 year, which contributed R117 million to the costs for 2022.

(e)    Employment termination and restructuring cost increased in 2023 as a result of the changes in the number of employees taking up voluntary severance packages. The increase is attributable to the voluntary severance packages that were taken up following the closure of Bambanani and disaggregation of the Tshepong Operations into Tshepong North and Tshepong South. The bulk of the employees from these operations have been accommodated at other operations within the group.

During 2021, a new programme for voluntary and medical severance packages was offered to employees, partially related to the closure of Unisel. The decrease in 2022 is due to a lower number of employees taking up voluntary severance packages year on year.

(f)    Refer to note 36 for details on the share-based payment schemes implemented by the group.

(g)    Management performed an assessment for indicators of impairment as well as indicators of reversal of previously recorded impairment losses in terms of IAS 36 Impairment of Assets. Specific circumstances surrounding each of the individual cash generating units (CGUs) were considered in this assessment in order to identify significant changes in the current financial year.

The Target 1, Kalgold and Kusasalethu CGUs experienced operational issues during the year ended 30 June 2023. These operational issues were considered to be indicators of potential impairment and therefore an impairment assessment was performed for these CGUs. Based on the impairment tests performed, no impairments were recorded for the 2023 financial year.

As a result of the group net asset value exceeding Harmony's market capitalisation as at 30 June 2022 and 2021, impairment assessments were performed for all CGUs.

The recoverable amounts for the CGUs tested were determined on a fair value less cost to sell basis using assumptions in the discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3.

Where CGUs had previously been impaired, management considered whether the impairment loss (or the contributors to the previously recognised impairment loss) no longer exists or might have decreased. Management considered general and specific factors for each CGU and concluded that although overall the gold price had improved from the time that the impairment losses had been recognised, the specific circumstances that led to the original impairments had not reversed. Furthermore, the service potential of the asset has not increased. Management therefore deemed it appropriate for no reversal of previously recognised impairment losses to be recorded for the year ended 30 June 2023. There also was no reversal of impairment for the 2022 or 2021 financial years.

Refer to note 15 for further information.

The impairment of assets consists of the following:

	SA Rand
Figures in million	2023	2022 Re-presented	2021 Re-presented
Tshepong North	—	2 296	651
Tshepong South	—	1 326	108
Moab Khotsong	—	522	—
Kusasalethu	—	145	—
Bambanani	—	144	187
Target 3	—	—	178
Total impairment of assets	—	4 433	1 124

The Tshepong Operations were disaggregated into two separate CGUs being the Tshepong North CGU and the Tshepong South (also known as the Phakisa section) CGU, for impairment testing at 30 June 2022. This was due to the decision taken during the FY23 budget process in June 2022, to reinvest in the two individual operations to maximise individual profitability following the change to Tshepong North's life-of-mine with the sub-75 decline project being halted. Based on the forward-looking nature of the impairment assessment, a separate impairment calculation was prepared for each of the CGUs. Tshepong North and Tshepong South are disclosed as separate reportable segments for the 2023 financial year, therefore the disclosures for 2022 and 2021 have been re-presented accordingly. Refer to note 2 and 41 for more information.
6    Cost of sales continued
(g)    Impairment of assets continued

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2022 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong South
For Tshepong South, the individual life-of-mine plan included additional capital to address flexibility constraints at the operation. Costs also increased significantly as a result of inflationary pressures. These changes along with a higher post-tax discount rate of 11.67% (2021: 10.11% for Tshepong Operations), negatively affected the discounted cash flows used to determine the recoverable amount of the operation.	1 645	—	1 645
Tshepong North
The impairment of Tshepong North was as a result of increased cost of both production and capital expenditure and an increased post-tax discount rate of 11.67% (2021: 10.11% for Tshepong Operations). The recoverable amount was also affected by the reclassification of production for the sub-75 level from reserves in the life-of-mine plan to the resource base, which is subject to a higher discount rate of 13.75% (2021: 12.02%).	1 088	850	1 938
Moab Khotsong
The updated life-of-mine plan included an increase in working and capital costs as a result of inflationary pressures. The updated life-of-mine plan also includes additional capital expenditure which relates to the Zaaiplaats project after finalisation of its detailed design plan during the 2022 financial year. This impacted the discounted cash flows used to determine the recoverable amount of the operation. The recoverable amount was further impacted by an increased post-tax discount rate of 10.44% (2021: 9.35%).	3 748	—	3 748
Kusasalethu
A decrease in tonnes combined with a decrease in grade over the remainder of the life-of-mine of the operation lead to a decrease in gold production. The reduction is due to an updated plan to mitigate safety risks that exist at the operation.	806	—	806
Bambanani
The life-of-mine plan of the operation was revised in the period ended 31 December 2021, bringing the closure of the operation forward from June 2024 to June 2022. This was as a result of the increased seismicity and related risk increasing as pillars were mined out. At
31 December 2021, the post-tax recoverable amount was derived from expected cash flows as per the life-of-mine plans and amounted to
R36 million. The recoverable amount is now Rnil, as the operation was closed down during June 2022. The assumptions used in the December impairment assessment included a gold price of US$1 782/oz, an exchange rate of R15.36/US$1, a final gold price of R880 000/kg and a post-tax real discount rate of 12.59%. This resulted in a post-tax recoverable amount of R36 million at 31 December 2021.
	—	—	—
6    Cost of sales continued
(g)    Impairment of assets continued
The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2021 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong South
The updated life-of-mine plan included a reduction in planned gold resulting from lower grade. There was also a change in the mining profile in the revised life-of-mine plan, which impacted on the timing of cash flows, which were then later than in comparison to the prior-year plan. These changes affected the discounted cash flows used to determine the recoverable amount of the operation.	1 691	—	1 691
Tshepong North
The updated life-of-mine plan included a reduction in planned gold resulting from lower grade. There was also a change in the mining profile in the revised life-of-mine plan, which impacted on the timing of cash flows, which were then later than in comparison to the prior-year plan. These changes affected the discounted cash flows used to determine the recoverable amount of the operation.	3 156	936	4 092
Bambanani
The impairment of goodwill on Bambanani was mainly as a result of a reduction in grade over the remainder of the operation's life. The reduction in grade is due to unexpected changes in the orebody and a lower mine call factor.	341	—	341
Target 3
Previous plans to explore the sale of the operation have been abandoned and further development is not a viable option at this stage. Therefore management has determined a recoverable amount of Rnil.	—	—	—

(h)    Relates to costs associated with services rendered for the treatment of third-party gold-bearing material. Refer to note 5 for further detail.

Disclosure of Production Costs
Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2023	2022	2021
Labour costs, including contractors	19 760	19 350	17 585
Consumables	9 982	8 581	7 218
Water and electricity	6 342	6 009	5 138
Insurance[1]	551	230	208
Transportation[1]	281	185	177
Change in inventory	(11)	21	69
Capitalisation of mine development costs	(2 349)	(2 576)	(2 117)
Stripping activities	(1 514)	(1 096)	(1 047)
Royalty expense	652	360	637
Other	1 172	2 035	1 906
Total production costs	34 866	33 099	29 774
[1] Line item has been disaggregated from the Other line item and shown as a separate line item for the current year, based on the materiality thereof. The 2022 and 2021 amounts were amended accordingly.

Disclosure of Impairment of Assets	Management performed an assessment for indicators of impairment as well as indicators of reversal of previously recorded impairment losses in terms of IAS 36 Impairment of Assets. Specific circumstances surrounding each of the individual cash generating units (CGUs) were considered in this assessment in order to identify significant changes in the current financial year.
The Target 1, Kalgold and Kusasalethu CGUs experienced operational issues during the year ended 30 June 2023. These operational issues were considered to be indicators of potential impairment and therefore an impairment assessment was performed for these CGUs. Based on the impairment tests performed, no impairments were recorded for the 2023 financial year.

As a result of the group net asset value exceeding Harmony's market capitalisation as at 30 June 2022 and 2021, impairment assessments were performed for all CGUs.

The recoverable amounts for the CGUs tested were determined on a fair value less cost to sell basis using assumptions in the discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3.

Where CGUs had previously been impaired, management considered whether the impairment loss (or the contributors to the previously recognised impairment loss) no longer exists or might have decreased. Management considered general and specific factors for each CGU and concluded that although overall the gold price had improved from the time that the impairment losses had been recognised, the specific circumstances that led to the original impairments had not reversed. Furthermore, the service potential of the asset has not increased. Management therefore deemed it appropriate for no reversal of previously recognised impairment losses to be recorded for the year ended 30 June 2023. There also was no reversal of impairment for the 2022 or 2021 financial years.

Refer to note 15 for further information.

The impairment of assets consists of the following:

	SA Rand
Figures in million	2023	2022 Re-presented	2021 Re-presented
Tshepong North	—	2 296	651
Tshepong South	—	1 326	108
Moab Khotsong	—	522	—
Kusasalethu	—	145	—
Bambanani	—	144	187
Target 3	—	—	178
Total impairment of assets	—	4 433	1 124

The Tshepong Operations were disaggregated into two separate CGUs being the Tshepong North CGU and the Tshepong South (also known as the Phakisa section) CGU, for impairment testing at 30 June 2022. This was due to the decision taken during the FY23 budget process in June 2022, to reinvest in the two individual operations to maximise individual profitability following the change to Tshepong North's life-of-mine with the sub-75 decline project being halted. Based on the forward-looking nature of the impairment assessment, a separate impairment calculation was prepared for each of the CGUs. Tshepong North and Tshepong South are disclosed as separate reportable segments for the 2023 financial year, therefore the disclosures for 2022 and 2021 have been re-presented accordingly. Refer to note 2 and 41 for more information.
6    Cost of sales continued
(g)    Impairment of assets continued

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2022 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong South
For Tshepong South, the individual life-of-mine plan included additional capital to address flexibility constraints at the operation. Costs also increased significantly as a result of inflationary pressures. These changes along with a higher post-tax discount rate of 11.67% (2021: 10.11% for Tshepong Operations), negatively affected the discounted cash flows used to determine the recoverable amount of the operation.	1 645	—	1 645
Tshepong North
The impairment of Tshepong North was as a result of increased cost of both production and capital expenditure and an increased post-tax discount rate of 11.67% (2021: 10.11% for Tshepong Operations). The recoverable amount was also affected by the reclassification of production for the sub-75 level from reserves in the life-of-mine plan to the resource base, which is subject to a higher discount rate of 13.75% (2021: 12.02%).	1 088	850	1 938
Moab Khotsong
The updated life-of-mine plan included an increase in working and capital costs as a result of inflationary pressures. The updated life-of-mine plan also includes additional capital expenditure which relates to the Zaaiplaats project after finalisation of its detailed design plan during the 2022 financial year. This impacted the discounted cash flows used to determine the recoverable amount of the operation. The recoverable amount was further impacted by an increased post-tax discount rate of 10.44% (2021: 9.35%).	3 748	—	3 748
Kusasalethu
A decrease in tonnes combined with a decrease in grade over the remainder of the life-of-mine of the operation lead to a decrease in gold production. The reduction is due to an updated plan to mitigate safety risks that exist at the operation.	806	—	806
Bambanani
The life-of-mine plan of the operation was revised in the period ended 31 December 2021, bringing the closure of the operation forward from June 2024 to June 2022. This was as a result of the increased seismicity and related risk increasing as pillars were mined out. At
31 December 2021, the post-tax recoverable amount was derived from expected cash flows as per the life-of-mine plans and amounted to
R36 million. The recoverable amount is now Rnil, as the operation was closed down during June 2022. The assumptions used in the December impairment assessment included a gold price of US$1 782/oz, an exchange rate of R15.36/US$1, a final gold price of R880 000/kg and a post-tax real discount rate of 12.59%. This resulted in a post-tax recoverable amount of R36 million at 31 December 2021.
	—	—	—
6    Cost of sales continued
(g)    Impairment of assets continued
The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2021 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong South
The updated life-of-mine plan included a reduction in planned gold resulting from lower grade. There was also a change in the mining profile in the revised life-of-mine plan, which impacted on the timing of cash flows, which were then later than in comparison to the prior-year plan. These changes affected the discounted cash flows used to determine the recoverable amount of the operation.	1 691	—	1 691
Tshepong North
The updated life-of-mine plan included a reduction in planned gold resulting from lower grade. There was also a change in the mining profile in the revised life-of-mine plan, which impacted on the timing of cash flows, which were then later than in comparison to the prior-year plan. These changes affected the discounted cash flows used to determine the recoverable amount of the operation.	3 156	936	4 092
Bambanani
The impairment of goodwill on Bambanani was mainly as a result of a reduction in grade over the remainder of the operation's life. The reduction in grade is due to unexpected changes in the orebody and a lower mine call factor.	341	—	341
Target 3
Previous plans to explore the sale of the operation have been abandoned and further development is not a viable option at this stage. Therefore management has determined a recoverable amount of Rnil.	—	—	—